GENERAL (Details Narrative) - USD ($) $ in Thousands	Dec. 30, 2019	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accumulated deficit		$ 37,369	$ 34,207		$ 24,762
Medigus [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage				18.45%
Medigus [Member] | Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	100.00%
Percentage of exchange for shares issued and outstanding share capital	60.00%